RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2014
RESTRUCTURING CHARGES [Abstract]
RESTRUCTURING CHARGES
11.
RESTRUCTURING CHARGES

The Company incurred restructuring costs in both continuing and discontinued operations. The discussion in this note relates to the combination of both continuing and discontinued operations unless otherwise noted. Restructuring costs related to discontinued operations are recorded in discontinued operations within the Company’s Consolidated Condensed Statements of Earnings and are discussed in Note 12, Discontinued Operations, in more detail.

In March of this year, the Company announced the 2014 Restructuring Plan related to eliminating underperforming operations, consolidating manufacturing facilities and improving efficiencies within the Company. The 2014 Restructuring Plan will impact several facilities and will generate cost savings estimated to be approximately $30 million per year, with incremental savings expected to be achieved over the next few years and the full benefit expected to be achieved after 2016. The Company also anticipates that the 2014 Restructuring Plan will include a reduction in headcount by approximately 300 employees, primarily direct and indirect manufacturing labor, and pre-tax charges of approximately $120 million to $130 million. In connection with the 2014 Restructuring Plan, approximately 100 employees were terminated as of December 31, 2014, and approximately $2.6 million of savings were recognized by December 31, 2014.

The Company determined that certain long-lived assets, including land, buildings and certain pieces of equipment associated with the identified operations were impaired. As a result, the Company has reduced the carrying amounts of these assets to approximately $35 million, their aggregate respective fair values, which were determined based on independent market valuations for these assets. Also, certain machinery and equipment has been identified to be disposed of at the time of the facility closures, and the associated depreciation has been accelerated. In addition, certain intangible assets and inventory were determined to be impaired and were written down.

For the year ended December 31, 2014, the Company recorded restructuring and other costs of $101.5 million ($73.3 million after-tax), in accordance with GAAP and based on an internal review of the affected facilities and consultation with legal and other advisors. Included within the restructuring and other costs, the Company incurred $3.2 million for the year ended December 31, 2014, related to the 2014 proxy contest. For the year ended December 31, 2013, the Company recorded restructuring costs of $31.7 million ($22.0 million after-tax) related to the 2013 restructuring program to relocate the Flavors & Fragrances Group headquarters to Chicago and to implement a profit improvement plan across all segments of the Company. Costs incurred in 2014 related to the 2013 restructuring program were not material.

The Company evaluates performance based on operating income of each segment before restructuring costs. The restructuring and other costs related to continuing operations are recorded in the Corporate & Other segment. The following table summarizes the restructuring and other costs by segment and discontinued operations for the years ended December 31, 2014 and 2013:

(in thousands)	2014	2013
Flavors & Fragrances	$83,871	$22,284
Color	—	7,065
Corporate & Other	6,679	2,386
Total Continuing Operations	90,550	31,735
Discontinued Operations	10,998	—
Total Restructuring	$101,548	$31,735

The Company recorded restructuring and other charges in continuing operations for the years ended December 31, 2014 and 2013, as follows:

(in thousands)	Selling & Administrative	Cost of Products Sold	Total
2014
Employee separations	$17,794	$—	$17,794
Long-lived asset impairment	63,431	—	63,431
Gain on asset sales	(602)	—	(602)
Write-down of inventory	—	1,914	1,914
Other costs(1)	8,013	—	8,013
Total	$88,636	$1,914	$90,550
(1)Other costs include decommissioning costs, professional services, personnel moving costs, other related costs and 2014 proxy contest costs.

(in thousands)	Selling & Administrative	Cost of Products Sold	Total
2013
Employee separations	$18,081	$—	$18,081
Long-lived asset impairment	4,176	—	4,176
Gain on asset sales	(3,019)	—	(3,019)
Write-down of inventory	—	1,840	1,840
Other costs(2)	10,657	—	10,657
Total	$29,895	$1,840	$31,735
(2)Other costs include decommissioning costs, professional services, personnel (other than employee separations) and moving related costs.

The Company expects to incur approximately $21 million to $31 million of additional restructuring costs by the end of 2016, consisting primarily of employee separations, asset impairments, and other restructuring related costs.

Activities impacting the Company’s reserve for restructuring and other charges for the years ended December 31, 2014 and 2013 were as follows:

(in thousands)	Employee Separations	Assets Related and Other	Total
Balance as of December 31, 2012	$—	$—	$—
Restructuring and other costs	18,081	13,654	31,735
Gain on sale of assets	—	3,019	3,019
Cash spent	(13,505)	(9,069)	(22,574)
Reduction of assets	—	(6,016)	(6,016)
Translation adjustment	(14)	—	(14)
Balance as of December 31, 2013	$4,562	$1,588	$6,150
Restructuring and other costs	18,951	82,597	101,548
Gain on sale of assets	—	602	602
Cash spent	(7,067)	(8,773)	(15,840)
Reduction of assets	—	(75,117)	(75,117)
Translation adjustment	(1,537)	—	(1,537)
Balance as of December 31, 2014	$14,909	$897	$15,806

These reserves are classified as current liabilities in the Consolidated Balance Sheets.